Schedule of Components of Income Tax Expense (Benefit) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 1	4,755,713
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 2	4,684,015
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 3	935,074
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 4	1,141,065
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 5	104,716
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 6	104,529
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 7	43,576
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 8	39,171
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 9	0
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 10	0
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 11	5,839,079
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 12	5,968,780
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 13	(3,431,104)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 14	(3,254,153)
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 15	2,407,975
Income Tax Schedule Of Components Of Income Tax Expense (benefit) 16	2,714,627